Basis of Preparation of the Consolidated Financial Statements - Additional Information (Detail)	1 Months Ended	6 Months Ended	12 Months Ended
	Aug. 31, 2016	Dec. 31, 2016 ARS ($)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017 ARS ($) Cash_Generating_Units	Dec. 31, 2016 ARS ($)	Dec. 31, 2015 ARS ($)	Dec. 31, 2014 ARS ($)
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Current and non-current classification						The presentation in the statement of financial position makes a distinction between current and non-current assets and liabilities, according to the activities operating cycle.Current assets and liabilities include assets and liabilities, which are realized or settled within the 12-month period from the end of the fiscal year.
Voting shares of company						This capacity is, in general but not exclusively, obtained by the ownership, direct or indirect, of more than 50% of the voting shares of a company.
Maximum accumulated inflation rate						In order to conclude on the existence of a hyperinflationary economy, such standard describes in detail a number of quantitative and qualitative factors to be taken into account including an accumulated inflation rate during a three-year period that amounts to or exceeds 100%.
Transportation period						The Argentine Hydrocarbons Law allows the executive branch of the Argentine government to award 35-year concessions for the transportation of oil, gas and petroleum products following submission of competitive bids. The term of a transportation concession may be extended for an additional ten-year term.
Description of significant influence in associates						Associates are considered those in which the Group has significant influence, understood as the power to participate in the financial and operating policy decisions of the investee but does not have control or joint control over those policies. Significant influence is presumed in companies in which a company has an interest of 20% or more and less than 50%.
Useful life of cash generating units						10 years
General tax rate						35.00%	35.00%	35.00%
Minimum presumed income tax rate						1.00%	1.00%	1.00%
Personal assets tax rate						0.25%	0.25%	0.25%
Shareholders equity attributable to shareholders of the parent company		$ 118,661,000,000				$ 152,533,000,000	$ 118,661,000,000	$ 120,461,000,000	$ 72,781,000,000
Percentage of reduction in prices of sales		6.00%
Percentage of reduction in prices of sales	2.00%
Impairment charge for property, plant and equipment							34,943,000,000	2,361,000,000
Recoverable value of assets after tax		$ 71,495,000,000				82,802,000,000	71,495,000,000	76,829,000,000
Impairment charge of intangible assets								80,000,000
Recoverable on intangible assets								0
Reversal for impairment of value of assets						5,032,000,000
Legal reserve [member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Shareholders equity attributable to shareholders of the parent company		$ 2,007,000,000				$ 2,007,000,000	$ 2,007,000,000	2,007,000,000	$ 2,007,000,000
Crude oil and natural gas [member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Percentage of interest on royalty						12.00%
Unconventional hydrocarbons [member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Percentage of interest on royalty						10.00%
Upstream segment [member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Number of cash generating units | Cash_Generating_Units						4
Upstream segment [member] | Crude oil reserves [member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Number of cash generating units | Cash_Generating_Units						1
Upstream segment [member] | Natural gas reserves [member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Number of cash generating units | Cash_Generating_Units						3
Gas and power segment [member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Number of cash generating units | Cash_Generating_Units						3
United States [member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Impairment charge for property, plant and equipment								94,000,000
Fair value of property and equipment								$ 179,000,000
Metrogas S.A. [member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Percentage of non-controlling interest acquired						30.00%
YTEC [member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Percentage of non-controlling interest acquired						49.00%
Scenario, Forecast [Member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
General tax rate			25.00%	30.00%	30.00%
Bottom of range [member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Useful lives of amortized assets						3 years
Percentage of interest in investee						20.00%
Percentage of defined contribution plan						3.00%
Bottom of range [member] | Legal reserve [member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Percentage of legal reserve transferred						5.00%
Top of range [member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Useful lives of amortized assets						14 years
Percentage of interest in investee						50.00%
Percentage of defined contribution plan						10.00%
Top of range [member] | Legal reserve [member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Maximum legal reserve of subscribed Capital plus adjustment to contribution						20.00%
Consolidated entities [Member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Investment Owned Percent Of Net Assets						100.00%